Advances from Shareholders and Related Parties	6 Months Ended	12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016
Advances From Shareholders And Related Parties
Advances from Shareholders and Related Parties

4.) Advances from Shareholders and Related Parties

As at September 30, 2016, the Company had received cumulative working capital advances in the amount of $469,056 (March 31, 2016 - $383,990) from two shareholders who are also officers and directors of the Company. The advances from shareholders are unsecured, non-interest bearing and payable upon demand.

6.)	Advances from Shareholders and Related Parties

As at March 31, 2016, the Company had received cumulative working capital advances in the amount of $383,990 (2015 - $367,267) from two shareholders who are also officers and directors of the Company and a related party who is a family member of one of the officers. The advances from shareholders are unsecured, non-interest bearing and payable upon demand. During the year ended March 31, 2016, advances of $75,846 (including interest of $8,721) were settled with 49,371 shares to be issued valued at (USD$1.72) $2.38 per share based on the quoted market value. The total value of consideration provided in exchange for the extinguishment of debt was $117,526, which resulted in a loss on extinguishment of debt of $41,681, which was recorded on the statement of operations. The advances from the related party are unsecured, payable upon demand and bear interest at 20% per annum.